GREENBERG TRAURIG, LLP
                            2700 TWO COMMERCE SQUARE
                               2001 MARKET STREET
                             PHILADELPHIA, PA 19103
                              PHONE: (215) 988-7800
                            FACSIMILE: (215) 988-7801


Terrance James Reilly
Tel. 215.988.7815
Fax 215.988.7801
Reillyte@gtlaw.com

December 30, 2005

VIA EDGAR TRANSMISSION
----------------------

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re:  New Century Portfolios
          SEC File Nos. 33-24041/811-5646

Ladies and Gentlemen:

     On behalf of the New Century Portfolios (the "Trust"), attached herewith for filing pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), please find Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A ("PEA No. 24"). It is proposed that PEA No. 24 become effective automatically on March 1, 2006 pursuant to the provisions of paragraph (a)(1) of Rule 485 under the 1933 Act.

     PEA No. 24 is being filed to disclose that the Trust entered into new investment advisory agreements with its investment adviser, Weston Financial Group, Inc. ("Weston"), and a new underwriting agreement with its principal underwriter, Weston Securities Corporation (the "Distributor"). These new advisory and underwriting agreements were necessary because the Trust's previous agreements terminated automatically in connection with a change in control of Weston.

     Until August 31, 2005, the Distributor was a wholly-owned subsidiary of Weston. On August 31, 2005, Washington Trust Bancorp, Inc. ("Washington Trust"), a publicly owned, registered bank holding company purchased all of the outstanding shares of capital stock of Weston and its subsidiaries, including the Distributor (the "Transaction"). After the consummation of the Transaction, Weston became an indirect wholly-owned subsidiary of Washington Trust and the Distributor became a wholly-owned subsidiary of Washington Trust.

U.S. Securities and Exchange Commission
December 30, 2005
Page 2

     The shareholders of each Portfolio of the Trust approved new investment advisory agreements with Weston at a special meeting of shareholder on August 17, 2005. The Transaction occurred on August 31, 2005.

     On or before the effective date of PEA No. 24, the Trust shall file a new post-effective amendment to its Registration Statement on Form N-1A pursuant to paragraph (b) of Rule 485 under the 1933 Act to: (i) incorporate by reference the audited financial information for the Trust for its most recent fiscal year ended October 31, 2005; (ii) add appropriate exhibits and consents; and (iii) respond to any material comments from the Commission.

     Questions concerning PEA No. 24 may be directed to Terrance James Reilly at
(215) 988-7815, or in his absence, Steven M. Felsenstein at (215) 988-7837.


                                        Very truly yours,


                                        /s/ Terrance James Reilly
                                        Terrance James Reilly


cc:   Nicole M. Tremblay
      Steven M. Felsenstein